Earnings per share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income
Continuing operations			$ 235.6	$ 181.7	$ 246.7
Net income from discontinued operations			0	0	3.2
Effect of dilution			0.1	0
Net income	76.4	173.5	235.6	181.7	249.9
Net income			$ 235.7	$ 181.7
Earnings per share
Basic and diluted earnings per share—continuing operations			$ 1.04	$ 0.82	$ 1.28
Basic and diluted earnings per share—discontinued operations			$ 0.00	$ 0.00	$ 0.02
Basic and diluted earnings per share—total			$ 1.04	$ 0.82	$ 1.30
Weighted average shares outstanding
Weighted average number of shares issued, basic and diluted, continuing operations (in shares)			227,600,000	220,300,000	192,500,000
Weighted average number of shares issued, basic and diluted, discontinued operations (in shares)					192,500,000
Weighted average number of shares issued, basic and diluted, effect of dilution (in shares)			100,000	0
Weighted average number of shares outstanding, basic and diluted (in shares)	150,003,000				192,500,000
Weighted average number of shares outstanding, basic and diluted, including effect of dilution (in shares)			227,700,000	220,300,000